Equity Transactions	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Equity [Abstract]
Equity Transactions

Note 5 - Equity Transactions

During the six months ended May 31, 2024, the Company repurchased 50,000,000 shares of common stock owned by a shareholder for $5,000. These shares are being held in Treasury until cancelled.

During the six months ended May 31, 2024, the Company issued 37,900,000 shares of common stock for cash received of $722,935.

During the six months ended May 31, 2024, the Company received $50,020 cash for the issuance of 700,000 shares of common stock. These shares have not been issued.

During the six months ended May 31, 2024, the Company terminated two consultants which resulted in the need to cancel 11,500,000 shares pursuant to each of their consulting agreements. These shares have not yet been cancelled. When the shares are cancelled, the Company will pay the former consultants $1,150.

Note 9 - Stockholders’ Equity (Deficit)

During the fiscal year ended November 30, 2022, and through May 15, 2023, the Company was authorized to issue 75,000,000 shares of common stock with a par value of $0.001.

On May 16, 2023, the Company filed an amendment to the Articles of Incorporation with the State of Nevada to increase the total number of shares authorized to 1,000,100,000, consisting of 1,000,000,000 shares of common stock with a par value of $0.001 and 100,000 shares of Series A Super-Voting Preferred stock with a par value of $0.001. The Series A Super-Voting Preferred stock vote on the basis of 10,000 votes per share. The common stock vote on the basis of 1 vote per share.

Shares Issued for Intangible Assets

During the year ended November 30, 2022, the Company issued 2,013,334 shares of common stock valued at $90,600 for intangible assets.

Shares Issued for Cash

During the year ended November 30, 2023, the Company exchanged 100,000 shares of Series A Super-Voting Preferred stock and 581,228,334 shares of common stock for proceeds totaling $1,235,477 and all outstanding shares of USMM common stock, out of which 74,000,000 shares of common stock had not been issued at November 30, 2023 by the Company.

As a result of the transaction, USMM became a wholly owned subsidiary of the Company (Note 1). Prior to the merger, USMM had no operations and at the time of the share exchange USMM had no assets or liabilities, other than cash. Accordingly, the transaction was accounted for as an asset acquisition.

Stock Repurchase

During the year ended November 30, 2023, the Company purchased 6,013,334 shares of common stock from the Company’s former CEO for $435,000. This transaction was recorded as Treasury Stock. As of November 30, 2023, the shares have not been retired.